Litigations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Litigations
3 2 .	LITIGATIONS
In February 2014, three minority shareholders of the Company (the “Claimants”) filed a claim against the Company in the Eastern Caribbean Supreme Court of the British Virgin Islands alleging that affairs of the Company had been conducted in a manner oppressive to them as minority shareheolders (the “Claim”). In November 2014, the Claimants served an amended claim (the
“Re-Amended
Claim) on the Company and included three other defendants to the proceedings, including the chairman of the Company. The Company served its Defense in response to the Claim on April 28, 2014 and its Amended Defense in response to the
Re-Amended
Claim on January 23, 2015. Specifically, the Claim arose from a restructuring proposal made by the chairman of the Company and the other defendants (collectively, the “Consortium”) to the Company on November 23, 2013, which was subsequently withdrawn by the Consortium on July 18, 2014.
On February 17, 2017, the Company, the Consortium and the Claimants reached a confidential agreement to settle the Claim.
In consideration of the terms of settlement, the Claimants agreed to discontinue their claims against the Company and the Consortium without any presumption or admission of liability or any wrongdoing on the part of the Company and the Consortium. The Company is a party to the settlement but does not have the obligation to make any payment to the Claimants, nor will the settlement affect the Company’s business operations. Each party had also agreed to be responsible for their own legal costs.
On October 31, 2018, a class action complaint was filed in the United States District Court for the District of New Jersey against the Company and certain of the Compay’s officers alleging violations of the federal securities laws with respect to the delisting of the Company’s shares on the New York Stock Exchange. The complaint was later amended by the plaintiffs. The lawsuit seeks unspecified damages. On or about June 24, 2019, the defendants moved to dismiss the amended complaint in its entirety on the grounds that it fails to state a claim and the Court lacks personal jurisdiction over the individual defendants. The motion to dismiss is still pending before the Court. The Company is unable to predict with any reasonable degree of certainty when the Court will rule on the motion to dismiss.